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MFS[RegTM] VARIABLE INSURANCE TRUST(SM)
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                                                                      Prospectus
MAY 1, 2000                                                        Initial Class


MFS[RegTM] EMERGING GROWTH SERIES

MFS[RegTM] RESEARCH SERIES

MFS[RegTM] GROWTH WITH INCOME SERIES

MFS[RegTM] TOTAL RETURN SERIES

MFS[RegTM] UTILITIES SERIES

--------------------------------------------------------------------------------

This Prospectus describes five series of the MFS Variable Insurance Trust (referred to as the trust):

1. MFS Emerging Growth Series seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).

2. MFS Research Series seeks to provide long-term growth of capital and future income (referred to as the Research Series).

3. MFS Growth With Income Series seeks to provide reasonable current income and long-term growth of capital and income (referred to as the Growth With Income Series).

4. MFS Total Return Series seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income (referred to as the Total Return Series).

5. MFS Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) (referred to as the Utilities Series).

The Securities and Exchange Commission has not approved the series' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

------------------------
TABLE OF CONTENTS
------------------------

                                                                    Page
I     Expense Summary ............................................    (1)

II    Risk Return Summary ........................................    (2)

      1. Emerging Growth Series ..................................    (2)

      2. Research Series .........................................    (5)

      3. Growth With Income Series ...............................    (7)

      4. Total Return Series .....................................    (9)

      5. Utilities Series ........................................   (13)

III   Certain Investment Strategies and Risks ....................   (18)

IV    Management of the Series ...................................   (18)

V     Description of Shares ......................................   (19)

VI    Other Information ..........................................   (19)

VII   Financial Highlights .......................................   (20)

      Appendix A -- Investment Techniques and Practices ..........  (A-1)


    The trust offers shares of its 16 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Five of these are described below.

-------------------
I EXPENSE SUMMARY
-------------------

(>) Expense Table

    This table describes the expense that you may pay when you hold initial class shares of the series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

    Annual Series Operating Expenses (expenses that are deducted from a series' assets):

                                                                                   Growth
                                                        Emerging                    With        Total
                                                         Growth      Research      Income       Return      Utilities
                                                         Series       Series       Series       Series       Series
                                                       ----------   ----------   ----------   ----------   ----------
    Management Fee .................................      0.75%        0.75%        0.75%        0.75%        0.75%
    Other Expenses(1) ..............................      0.09%        0.11%        0.13%        0.15%        0.16%
                                                         ----         ----         ----         ----         ----
    Total Annual Series Operating Expenses .........      0.84%        0.86%        0.88%        0.90%        0.91%
     Expense Reimbursement .........................      N/A          N/A          N/A          N/A          N/A
                                                         ----         ----         ----         ----         ----
     Net Expenses(1) ...............................      0.84%        0.86%        0.88%        0.90%        0.91%

    ---------
    (1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:
        0.83% for Emerging Growth Series
        0.85% for Research Series
        0.87% for Growth with Income Series
        0.89% for Total Return Series
        0.90% for Utilities Series


(>) Example of Expenses--Initial Class

    These examples are intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

    The examples assume that:

    o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

    o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

    o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the expense table on the previous page).

    Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                               Period
                               ---------------------------------------
Series                          1 Year   3 Years   5 Years   10 Years
------------------------------ -------- --------- --------- ----------
    Emerging Growth Series        $86     $268      $466      $1,037
    Research Series               88       274       477       1,061
    Growth With Income Series     90       281       488       1,084
    Total Return Series           92       287       498       1,108
    Utilities Series              93       290       504       1,120

------------------------------
II  RISK RETURN SUMMARY
------------------------------

    Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."


    1: Emerging Growth Series
    ............................................................................


(>) Investment Objective

    The series' investment objective is long term growth of capital. The series' objective may be changed without shareholder approval.


(>) Principal Investment Policies

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

    o early in their life cycle but which have the potential to become major enterprises, or

    o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

    Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

    The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

    The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


(>) Principal Risks of an Investment

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Emerging Growth Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

      > have limited product lines, markets and financial resources

      > are dependent on management by one or a few key individuals

      > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

    o Over-the-Counter Risk: OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

      > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

      > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

      > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

      > Foreign markets may be less liquid and more volatile than U.S.
        markets.

      > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

      > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

      > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Active or Frequent Trading Risk: The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


(>) Bar Chart and Performance Table

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

    Bar Chart
    The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[Begin Bar Chart]

1996        17.02%
1997        21.90%
1998        34.16%
1999        76.71%

[End Bar Chart]

    During the period shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (13.11)% (for the calendar quarter ended September 30, 1998).

    Performance Table
    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    Average Annual Total Returns as of December 31, 1999
    ............................................................................

                                                      1 Year              Life*
    Emerging Growth Series--Initial Class             76.71%              36.44%
    Russell 2000 Total Return Index**+                21.26%              14.06%
    Standard & Poor's 500 Composite Index**++         21.04%              26.53%

    ---------
    * Series performance figures are for the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 1999. Index returns are from August 1, 1995.
    **    Source: Standard & Poor's Micropal, Inc.
    + The Russell 2000 Total Return Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), and NASDAQ.
    ++ The Standard & Poor's 500 Composite Index is a broad-based, unmanaged, but commonly used measure of common stock total return performance. It is comprised of 500 widely held common stocks listed on the NYSE, AMEX and over-the-counter market.


(>) Portfolio Manager

    Toni Y. Shimura, a Senior Vice President of the Adviser, has been employed in the investment management area of the Adviser since 1987. Ms. Shimura became portfolio manager of the series on November 30, 1995. John W. Ballen, Chief Investment Officer and President of MFS, provides general oversight in the management of the series' portfolio.

    2: Research Series
    ........................................................................ .
(>) Investment Objective

    The series' investment objective is long-term growth of capital and future income. The series' objective may be changed without shareholder approval.


(>) Principal Investment Policies

    The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The series may invest in companies of any size. The series' investments may include securities traded on securities exchanges or in the over-the-counter markets.

    A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates. The committee allocates the series' assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned industry responsibility.

    The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.


(>) Principal Risks of an Investment

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

      > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

      > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

      > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

      > Foreign markets may be less liquid and more volatile than U.S. markets.

      > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


(>) Bar Chart and Performance Table

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.


    Bar Chart
    The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.


[Begin Bar Chart]

1996        22.33%
1997        20.26%
1998        23.39%
1999        24.05%

[End Bar Chart]


    During the period shown in the bar chart, the highest quarterly return was 21.88% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (14.66)% (for the calendar quarter ended September 30, 1998).


    Performance Table
    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.


    Average Annual Total Returns as of December 31, 1999
    ............................................................................

                                                     1 Year              Life*
    Research Series--Initial Class                   24.05%             22.86%
    Standard & Poor's 500 Composite Index**+         21.04%             26.53%

    ---------
    * Series performance figures are for the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 1999. Index returns are from August 1, 1995.
    **    Source: Standard & Poor's Micropal, Inc.
    + The Standard & Poor's 500 Composite Index is a broad-based, unmanaged, but commonly used measure of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange and over-the-counter market.


(>) Portfolio Manager

    The series is currently managed by a committee comprised of various equity research analysts employed by the Adviser. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates. The committee has managed the series since its inception.

    3: Growth With Income Series................................................

(>) Investment Objective

    The series' investment objective is to provide reasonable current income and long-term growth of capital and income. The series' objective may be changed without shareholder approval.


(>) Principal Investment Policies

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

    The series may invest in foreign equity securities through which it may have exposure to foreign currencies.


(>) Principal Risks of an Investment

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

    The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

    o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

      > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

      > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

      > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

      > Foreign markets may be less liquid and more volatile than U.S. markets.

      > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


(>) Bar Chart and Performance Table

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.


    Bar Chart
    The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.


[Begin Bar Chart]

1996        24.46%
1997        29.78%
1998        22.32%
1999         6.69%

[End Bar Chart]


    During the period shown in the bar chart, the highest quarterly return was 18.29% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (10.95)% (for the calendar quarter ended September 30, 1998).


    Performance Table
    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.


    Average Annual Total Returns as of December 31, 1999
    ............................................................................

                                                         1 Year            Life*
    Growth With Income Series--Initial Class              6.69%            21.12%
    Standard & Poor's 500 Composite Index **++           21.04%            26.39%

    ---------
    *     Series performance figures are for the period from the commencement of the series' investment operations on October 9, 1995, through December 31, 1999. Index returns are from October 1, 1995.
    ++    Source: Standard & Poor's Micropal, Inc.
    ** The Standard & Poor's 500 Composite Index is a broad-based, unmanaged but commonly used measure of common stock total return performance. It is comprised of 500 widely held common stocks listed on the NYSE, AMEX and OTC market. The investment return and principal value of stocks fluctuate with changes in market conditions. It is not possible to invest directly in an index.


(>) Portfolio Manager

    John D. Laupheimer, a Senior Vice President of the Adviser, has been employed in the investment management area of the Adviser since 1981. Mr. Laupheimer has been the series' portfolio manager since its inception. Mitchell D. Dynan, a Senior Vice President of the Adviser, has been employed in the investment management area of the Adviser since 1986. Mr. Dynan has been the series' portfolio manager since May 1, 1999.

    4: Total Return Series
    ............................................................................


(>) Investment Objectives

    The series' main investment objective is to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. The series' objectives may be changed without shareholder approval.


(>) Principal Investment Policies

    The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

    o at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities, and

    o at least 25% of its net assets in non-convertible fixed income securities.

    The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

    Consistent with the series' principal investment policies the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

    The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

    Equity Investments. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that MFS believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because:

    o they are viewed by MFS as being temporarily out of favor in the market due to

      > a decline in the market,

      > poor economic conditions,

      > developments that have affected or may affect the issuer of the securities or the issuer's industry, or

    o the market has overlooked them.

    Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

    As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

    o a fixed income stream, and

    o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

    Fixed Income Investments. The series invests in securities which pay a fixed interest rate, which include:

    o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities,

    o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series, and

    o corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities.

    In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


(>) Principal Risks of an Investment

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    o Allocation Risk: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

    o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

      > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

      > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

      > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

      > Foreign markets may be less liquid and more volatile than U.S. markets.

      > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Undervalued Securities Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Convertible Securities Risk: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Mortgage and Asset-Backed Securities:

      > Maturity Risk:

        [dag] Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              + When interest rates fall, homeowners are more likely to
                prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

              + When interest rates rise, homeowners are less likely to
                prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

        [dag] Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

        [dag] Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

      > Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

    o Active or Frequent Trading Risk: The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


(>) Bar Chart and Performance Table

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

    Bar Chart
    The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[Begin Bar Chart]

1996        14.37%
1997        21.30%
1998        12.33%
1999         3.08%

[End Bar Chart]


    During the period shown in the bar chart, the highest quarterly return was 9.86% (for the calendar quarter ended June 30, 1997) and the lowest quarterly return was (4.64)% (for the calendar quarter ended September 30, 1999).

    Performance Table
    This table shows how the average annual total returns of the series' shares compares to broad measures of market performance and various other market indicators and assumes the reinvestment of distributions.

    Average Annual Total Returns as of December 31, 1999
    ............................................................................

                                                                    1 Year             Life*
    Total Return Series--Initial Class                               3.08%             15.42%
    Standard & Poor's 500 Composite Index**+                        21.04%             28.56%
    Lipper Balanced Index#++                                         9.00%             16.33%
    Lehman Brothers Government/Corporate Bond Index**+++            (2.15)%             7.61%
    Lipper average balanced fund#                                    8.72%             16.24%

    ---------
    * Series performance figures are for the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 1999. Index and Lipper average returns are from January 1, 1995.
    ** Source: Standard & Poor's Micropal, Inc.
    #  Source: Lipper Inc.
    + The Standard & Poor's 500 Composite Index is a broad-based, unmanaged but commonly used measure of common stock total return performance. It is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC market.
    ++ The Lipper Balanced Index is a broad based, unmanaged, net-asset-value-weighted index of the largest qualifying mutual funds in this Lipper category adjusted for the reinvestment of capital gain distributions and income.
   +++ The Lehman Brothers Government/Corporate Bond Index is a broad-based, unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and government-agency securities (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment-grade domestic corporate debt.


(>) Portfolio Manager

    David M. Calabro, a Senior Vice President of MFS, has been employed in the investment management area of the Adviser since 1992. Mr. Calabro is the head of the series' portfolio management team and a manager of the common stock portion of the series' portfolio. Geoffrey L. Kurinsky, a Senior Vice President of MFS, has been employed in the investment management area of the Adviser since 1987. Mr. Kurinsky is the manager of the series' fixed income securities. Constantinos G. Mokas, a Vice President of MFS, has been a portfolio manager of the series since April 1, 1998, and has been employed in the investment management area of the Adviser since 1990. Mr. Mokas is the manager of the series' convertible securities. Lisa B. Nurme, a Senior Vice President of MFS, has been a portfolio manager of the series since July 19, 1995, and has been employed in the investment management area of the Adviser since 1987. Ms. Nurme is a manager of the common stock portion of the series' portfolio. Kenneth J. Enright, a Senior Vice President of MFS, has been employed in the investment management area of the Adviser since 1986 and has been a portfolio manager of the series since January 15, 1999. Mr. Enright is a manager of the common stock portion of the series' portfolio.

    5: Utilities Series
    ............................................................................

(>) Investment Objective

    The series' investment objective is to seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The series' objective may be changed without shareholder approval.


(>) Principal Investment Policies

    The series invests, under normal market conditions, at least 65% of its total assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion of the company's assets or revenues are derived from one or more utilities. Securities in which the series invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include:

    o companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

    o companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

    The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in one or a few issuers.

    The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

    Equity Investments. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the series, MFS places particular emphasis on each of the following factors:

    o the current regulatory environment;

    o the strength of the company's management team; and

    o the company's growth prospects and valuation relative to its long-term potential.

    Equity securities purchased by the series consist of common stocks, preferred stocks, convertible securities and depositary receipts. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

    As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

    o a fixed income stream, and

    o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

    Fixed Income Investments. The series invests in securities which pay a fixed interest rate. These securities include:

    o corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable in quality to lower rated bonds;

    o mortgage-backed securities and asset-backed securities, which are securities that represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invested in a pool that included your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series;

    o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities; and

    o Junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

    In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

    Foreign Securities. The series invests in foreign securities (including emerging markets securities) such as:

    o equity securities of foreign companies in the utilities industry,

    o fixed income securities of foreign companies in the utilities industry, and

    o fixed income securities issued by foreign governments.

    These investments may expose the series to foreign currencies.


(>) Principal Risks of an Investment

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    o Concentration: The series' investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

      > risks of increases in fuel and other operating costs;

      > restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations;

      > coping with the general effects of energy conservation;

      > technological innovations which may render existing plants, equipment or products obsolete;

      > the potential impact of natural or man-made disasters;

      > difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

      > the high cost of obtaining financing during periods of inflation;

      > difficulties of the capital markets in absorbing utility debt and equity securities; and

      > increased competition.

    Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a series with a more broadly diversified portfolio.

    o Regulation: The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Convertible Securities Risk: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

    o Maturity Risk: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Junk Bond Risk

      > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

      > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o Mortgage-Backed and Asset-Backed Securities Risk

      > Maturity Risk:

        [dag] Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

              + When interest rates rise, homeowners are less likely to
                prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

        [dag] Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

        [dag] Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

      > Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

    o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

      > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

      > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

      > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

      > Foreign markets may be less liquid and more volatile than U.S. markets.


      > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capital income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

      > All of the risks of investing in foreign securities are heightened by investing in emerging market countries.

      > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


(>) Bar Chart and Performance Table

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.


    Bar Chart
    The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[Begin Bar Chart]

1996        18.51%
1997        31.70%
1998        18.06%
1999        30.81%

[End Bar Chart]


    During the period shown in the bar chart, the highest quarterly return was 21.53% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (3.79)% (for the calendar quarter ended September 30, 1998).

    Performance Table
    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.


    Average Annual Total Returns as of December 31, 1999
    ............................................................................

                                              1 Year              Life*
   Utilities Series--Initial Class            30.81%              24.46%
   Standard & Poor's Utility Index+**         (9.12)%             13.75%

    ---------
    * Series performance figures are for the period from the commencement of the series' investment operations on January 3, 1995, through December 31, 1999. Index returns are from January 1, 1995.
    +     Source: Standard & Poor's Micropal, Inc.
    ** The Standard & Poor's Utilities Index is a broad-based, unmanaged, index representing the market-capitalization-weighted performance of approximately 43 of the largest utility companies listed on the NYSE.


(>) Portfolio Manager

    Maura A. Shaughnessy, a Senior Vice President of the Adviser, has been employed in the investment management area of the Adviser since 1991. Ms. Shaughnessy has been the series' portfolio manager since its inception.

----------------------------------------------
III  CERTAIN INVESTMENT STRATEGIES AND RISKS
----------------------------------------------


(>) Further Information on Investment Strategies and Risks

    Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).


(>) Temporary Defensive Policies

    Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.


(>) Active or Frequent Trading

    Each series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.


--------------------------------
IV  MANAGEMENT OF THE SERIES
--------------------------------


(>) Investment Adviser

    Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $136.7 billion as of December 31, 1999. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

    MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee as set forth in the Expense Summary.

    MFS or its affiliates generally pay an administrative service fee to insurance companies which use the series as underlying investment vehicles for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These fees are not paid by the series, their shareholders, or by the contract holders.


(>) Administrator

    MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.


(>) Distributor

    MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.


(>) Shareholder Servicing Agent

    MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

---------------------------
V  DESCRIPTION OF SHARES
---------------------------


    The trust offers two classes of shares--initial class shares and service class shares. Initial class shares are offered through this prospectus. Service class shares, which bear a Rule 12b-1 distribution fee, are available through a separate prospectus supplement. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.


------------------------
VI  OTHER INFORMATION
------------------------


(>) Pricing of Series' Shares

    The price of each series' shares is based on its net asset value. The net asset value of each series' shares is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The New York Stock Exchange is closed on most national holidays and Good Friday. To determine net asset value, each series values its assets at current market values, or at fair value as determined by the Adviser under the direction of the Board of Trustees that oversees the series if current market values are unavailable. Fair value pricing may be used by a series when current market values are unavailable or when an event occurs after the close of the exchange on which the series' portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a series may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values.

    Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

    Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.


(>) Distributions

    Each series intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.


(>) Tax Considerations

    The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the Trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and which each series intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

    Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract to understand the federal tax treatment of your investment.


(>) Right to Reject or Restrict Purchase and Exchange Orders

    Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the series reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a series determines that the level of exchanges on any day may be harmful to its remaining shareholders, the series may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming series.


(>) Excessive Trading Practices

    The series do not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm series' performance. As noted above, each series reserves the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the series and their shareholders, the series will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the series, has been or may be disruptive to a series. In making this judgment, the series may consider trading done in multiple accounts under common ownership or control.


(>) In-kind distributions

    The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The series do not expect to make in-kind distributions.


(>) Unique Nature of Series

    MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.


(>) Potential Conflicts

    Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.


----------------------------
VII  FINANCIAL HIGHLIGHTS
----------------------------


    The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

    1. Emerging Growth Series--Initial Class
    ............................................................................

                                                                               Year Ended December 31,
                                                              ---------------------------------------------------------
                                                                    1999            1998           1997          1996
   ----------------------------------------------------------------------------

   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................    $    21.47       $  16.13      $  13.24       $  11.41
                                                                 ----------       --------      --------       --------
   Income from investment operations# --
    Net investment income (loss)[sec] .......................    $    (0.06)      $  (0.05)     $  (0.06)      $  (0.01)
    Net realized and unrealized gain on investments and
     foreign currency transactions ..........................         16.53           5.55          2.95           1.95
                                                                 ----------       --------      --------       --------
      Total from investment operations ......................    $    16.47       $   5.50      $   2.89       $   1.94
                                                                 ----------       --------      --------       --------
   Less distributions declared to shareholders --
    From net investment income ..............................    $       --       $     --      $     --       $     --
    From net realized gain on investments and foreign
     currency transactions ..................................            --         ( 0.05)           --          (0.06)
    In excess of net realized gain on investments and
     foreign currency transactions ..........................            --         ( 0.11)           --          (0.05)
    From paid-in capital ....................................            --             --            --             --
                                                                 ----------       --------      --------       --------
      Total distributions declared to shareholders ..........    $       --       $  (0.16)     $     --       $  (0.11)
                                                                 ----------       --------      --------       --------
   Net asset value -- end of period .........................    $    37.94       $  21.47      $  16.13       $  13.24
                                                                 ----------       --------      --------       --------
   Total return .............................................         76.71%         34.16%        21.90%         17.02%
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................          0.84%          0.85%         0.90%          1.00%
    Net investment income (loss) ............................         (0.23)%        (0.29)%       (0.38)%        (0.08)%
   Portfolio turnover .......................................           176%            71%          112%           96%
   Net assets at end of period (000 omitted) ................    $2,132,528       $908,987      $384,480       $104,956
   [sec] Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the Series, the expenses of the Series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:
         Net investment loss ....................................                               $  (0.05)      $  (0.03)
         Ratios (to average net assets):
          Expenses## ............................................                                   0.87%          1.16%
          Net investment loss ...................................                                  (0.35)%        (0.23)%



                                                               Period Ended
                                                               December 31,
                                                                  1995*
   -------------------------------------------------------------------------

   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................    $    10.00
                                                                 ----------
   Income from investment operations# --
    Net investment income (loss)[sec] .......................    $     0.01
    Net realized and unrealized gain on investments and
     foreign currency transactions ..........................          1.74
                                                                 ----------
      Total from investment operations ......................    $     1.75
                                                                 ----------
   Less distributions declared to shareholders --
    From net investment income ..............................    $    (0.01)
    From net realized gain on investments and foreign
     currency transactions ..................................         (0.26)
    In excess of net realized gain on investments and
     foreign currency transactions ..........................            --
    From paid-in capital ....................................         (0.07)
                                                                 ----------
      Total distributions declared to shareholders ..........    $    (0.34)
                                                                 ----------
   Net asset value -- end of period .........................    $    11.41
                                                                 ----------
   Total return .............................................         17.41%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................          1.00%+
    Net investment income (loss) ............................          0.10%+
   Portfolio turnover .......................................            73%
   Net assets at end of period (000 omitted) ................    $    3,869
   [sec] Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the Series, the expenses of the Series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:
         Net investment loss ................................    $    (0.18)
         Ratios (to average net assets):
          Expenses## ........................................          2.91%+
          Net investment loss ...............................         (1.78)%+

   ---------
   * For the period from the commencement of the Series' investment operations, July 24, 1995, through December 31, 1995.
   +     Annualized.
   ++    Not annualized.
   #     Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from certain offset arrangements.

   2. Research Series--Initial Class
   .............................................................................

                                                                           Year Ended December 31,               Period Ended
                                                              ------------------------------------------------    December 31,
                                                                   1999         1998        1997         1996        1995*
   ---------------------------------------------------------------------------------------------------------------------------

   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................    $  19.05     $  15.80     $  13.13    $  10.89     $  10.00
                                                                 --------     --------     --------    --------     --------
   Income from investment operations# --
    Net investment income[sec] ..............................    $   0.02     $   0.06     $   0.05    $   0.06     $   0.05
    Net realized and unrealized gain on investments and
     foreign currency .......................................        4.52         3.59         2.62        2.37         1.01
                                                                 --------     --------     --------    --------     --------
      Total from investment operations ......................    $   4.54     $   3.65     $   2.67    $   2.43     $   1.06
                                                                 --------     --------     --------    --------     --------
   Less distributions declared to shareholders --
    From net investment income ..............................    $  (0.04)    $  (0.03)    $     --    $  (0.02)    $  (0.03)
    From net realized gain on investments and foreign
     currency transactions ..................................       (0.21)       (0.37)          --      ( 0.16)      ( 0.14)
    In excess of net realized gain on investments and
     foreign currency transactions ..........................          --           --           --      ( 0.01)          --
                                                                 --------     --------     --------    --------     --------
      Total distributions declared to shareholders ..........    $  (0.25)    $  (0.40)    $     --    $  (0.19)    $  (0.17)
                                                                 -------      --------     --------    --------     --------
   Net asset value -- end of period .........................    $  23.34     $  19.05     $  15.80    $  13.13     $  10.89
                                                                 --------     --------     --------    --------     --------
   Total return .............................................       24.05%       23.39%       20.26%      22.33%       10.62%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................        0.86%        0.86%        0.92%       1.01%        1.02%+
    Net investment income ...................................       0.08%         0.33%        0.34%       0.47%        1.15%+
   Portfolio turnover .......................................          91%          83%          99%         56%          28%
   Net assets at end of period (000 omitted) ................    $883,578     $567,778     $285,845    $ 35,710     $  2,530
   [sec] Prior to January 1, 1998, subject to reimbursement by the Series, the investment adviser agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment income (loss) per share and the ratios would have been:
         Net investment income (loss) ...........................                          $   0.06    $     --     $  (0.08)
         Ratios (to average net assets):
          Expenses## ............................................                              0.88%       1.48%        3.90%+
          Net investment income (loss) ..........................                              0.38%         --       ( 1.73)%+

   ---------
   * For the period from the commencement of the Series' investment operations, July 26, 1995, through December 31, 1995.
   +     Annualized.
   ++    Not annualized.
   #     Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from certain expense offset arrangements.

   3. Growth With Income Series--Initial Class
   .............................................................................

                                                                           Year Ended December 31,               Period Ended
                                                              ------------------------------------------------    December 31,
                                                                   1999         1998         1997        1996         1995*
   --------------------------------------------------------------------------------------------------------------------------

   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................    $  20.11     $  16.44     $  12.98    $  10.61     $  10.00
                                                                 --------     --------     --------    --------     --------
   Income from investment operations# --
    Net investment income[sec] ..............................    $   0.12     $   0.13     $   0.16    $   0.18     $   0.05
    Net realized and unrealized gain on investments and
     foreign currency .......................................        1.22         3.54         3.70        2.42         0.61
                                                                 --------     --------     --------    --------     --------
      Total from investment operations ......................    $   1.34     $   3.67     $   3.86    $   2.60     $   0.66
                                                                 --------     --------     --------    --------     --------
   Less distributions declared to shareholders --
    From net investment income ..............................    $  (0.06)    $     --     $  (0.07)   $  (0.09)    $  (0.05)
    From net realized gain on investments and foreign
     currency transactions ..................................       (0.08)          --        (0.29)     ( 0.13)          --
    In excess of net realized gain on investments and
     foreign currency transactions ..........................          --           --        (0.04)     ( 0.01)          --
                                                                 --------     --------     --------    --------     --------
      Total distributions declared to shareholders ..........    $  (0.14)    $     --     $  (0.40)   $  (0.23)    $  (0.05)
                                                                 --------     --------     --------    --------     ---------
   Net asset value -- end of period .........................    $  21.31      $ 20.11     $  16.44    $  12.98     $  10.61
                                                                 --------     --------     --------    --------     --------
   Total return .............................................        6.69%       22.32%       29.78%      24.46%        6.64%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................        0.88%        0.95%       1.00%        1.01%        1.00%+
    Net investment income ...................................        0.56%        0.73%       0.93%        1.52%        2.20%+
   Portfolio turnover .......................................          72%          57%         42%          41%           2%
   Net assets at end of period (000 omitted) ................    $390,762     $244,310     $ 58,045    $  9,174     $    365
   [sec] Prior to October 2, 1998, subject to reimbursement by the Series, MFS voluntarily agreed under a temporary expense reimbursement agreement to pay all the Series' operating expenses, exclusive of management fee. In consideration, the
         Series paid MFS a fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income (loss) per share and the ratios would have been:
     Net investment income (loss) ...........................          --     $  0.14      $   0.13    $   0.05     $  (0.41)
     Ratios (to average net assets):
      Expenses## ............................................          --         0.88%        1.10%       2.07%       21.44%+
      Net investment income (loss) ..........................          --         0.80%        0.82%       0.46%      (18.24)%+

   ---------
   * For the period from the commencement of the Series' investment operations, October 9, 1995, through December 31, 1995.
   +     Annualized.
   ++    Not annualized.
   #     Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from certain expense offset arrangements.

   4. Total Return Series--Initial Class
   .............................................................................

                                                                           Year Ended December 31,              Period Ended
                                                              ------------------------------------------------  December 31,
                                                                  1999          1998         1997        1996        1995*
   -------------------------------------------------------------------------------------------------------------------------

   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................    $  18.12     $  16.63     $ 13.71     $  12.25     $  10.00
                                                                 --------     -------      -------     --------     --------
   Income from investment operations# --
    Net investment income[sec] ..............................    $   0.53     $   0.53     $  0.52     $   0.46     $   0.41
    Net realized and unrealized gain on investments and
     foreign currency .......................................        0.05         1.49        2.40         1.30         2.32
                                                                 --------     --------     -------     --------     --------
      Total from investment operations ......................    $   0.58     $   2.02     $  2.92     $   1.76     $   2.73
                                                                 --------     --------     -------     --------     --------
   Less distributions declared to shareholders --
    From net investment income ..............................    $  (0.33)    $  (0.24)    $    --     $  (0.21)    $  (0.25)
    From net realized gain on investments and foreign
     currency transactions ..................................       (0.62)      ( 0.29)         --        (0.09)      ( 0.23)
                                                                 --------     --------     --------     --------     --------
      Total distributions declared to shareholders ..........    $  (0.95)    $  (0.53)    $    --     $  (0.30)    $  (0.48)
                                                                 --------     --------     -------     --------     --------
   Net asset value -- end of period .........................     $ 17.75     $  18.12     $ 16.63     $ 13.71      $  12.25
                                                                 --------     --------     -------     --------     --------
   Total return .............................................        3.08%       12.33%      21.30%       14.37%       27.34%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................        0.90%        1.00%       1.00%        1.00%        1.00%+
    Net investment income ...................................        2.97%        3.05%       3.25%        3.59%        3.83%+
   Portfolio turnover .......................................         112%         100%         93%          76%          16%
   Net assets at end of period (000 omitted) ................    $256,128     $171,182     $75,612     $ 19,250     $  2,797
   [sec] Subject to reimbursement by the Series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to maintain the expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets for certain of the periods indicated. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:
         Net investment income ..................................      --     $   0.54     $   0.52    $   0.32     $   0.22
         Ratios (to average net assets):
          Expenses## ............................................      --         0.91%        1.02%       2.10%        2.49%+
          Net investment income .................................      --         3.14%        3.23%       2.49%        2.09%+

   ---------
   * For the period from the commencement of the Series' investment operations, January 3, 1995, through December 31, 1995.
   +     Annualized.
   ++    Not annualized.
   #     Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from certain expense offset arrangements.

   5. Utilities Series--Initial Class
   .............................................................................

                                                                            Year Ended December 31,              Period Ended
                                                               ------------------------------------------------  December 31,
                                                                   1999         1998        1997        1996        1995*
   --------------------------------------------------------------------------------------------------------------------------

   Per share data (for a share outstanding throughout each
    period):
   Net asset value -- beginning of period ....................   $  19.82     $  17.99     $  13.66     $ 12.57     $ 10.00
                                                                 --------     --------     --------    --------     --------
   Income from investment operations# --
    Net investment income[sec] ...............................   $   0.38     $   0.46     $   0.44     $  0.55     $  0.39
    Net realized and unrealized gain on investments and
     foreign currency ........................................       5.40         2.68         3.89        1.78        3.00
                                                                 --------     --------     --------    --------     --------
      Total from investment operations .......................   $   5.78     $   3.14     $   4.33     $  2.33     $  3.39
                                                                 --------     --------     --------    --------     --------
   Less distributions declared to shareholders --
    From net investment income ...............................   $  (0.24)    $  (0.24)    $     --    $  (0.35)    $ (0.24)
    From net realized gain on investments and foreign
     currency transactions ...................................     ( 1.20)       (1.07)          --      ( 0.88)      (0.58)
    In excess of net realized gain on investments and
     foreign currency transactions ...........................         --           --           --      ( 0.01)         --
                                                                 --------     --------     --------    --------     --------
      Total distributions declared to shareholders ...........   $  (1.44)    $  (1.31)    $     --    $  (1.24)    $ (0.82)
                                                                 --------     --------     --------    --------     --------
   Net asset value -- end of period ..........................   $  24.16     $  19.82     $  17.99    $  13.66     $ 12.57
                                                                 --------     --------     --------    --------     --------
   Total return ..............................................      30.81%       18.06%       31.70%      18.51%      33.94%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ...............................................       1.01%        1.01%        1.00%       1.00%       1.00%+
    Net investment income ....................................       1.88%        2.48%        2.92%       4.19%       3.66%+
   Portfolio turnover ........................................        134%         133%          69%        121%         94%
   Net assets at end of period (000 omitted) .................   $182,969     $ 81,726     $ 30,147    $  9,572     $ 2,373
   [sec] Subject to reimbursement by the Series, MFS has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the Series' operating expenses, exclusive of management fees. In consideration, the Series pays MFS a fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and ratios would have been:
         Net investment income ...............................   $   0.40     $   0.47     $   0.41    $   0.32     $  0.17
         Ratios (to average net assets):
          Expenses## .........................................       0.94%        0.98%        1.20%       2.75%       3.08%+
          Net investment income ..............................       1.95%        2.51%        2.71%       2.44%       1.62%+

   ---------
   * For the period from the commencement of the Series' investment operations, January 3, 1995, through December 31, 1995.
   +     Annualized.
   ++    Not annualized.
   #     Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from certain expense offset arrangements.

------------------------        ------------------------------------------------
A p p e n d i x   A                 E m e r g i n g   G r o w t h   S e r i e s
------------------------        ------------------------------------------------


(>) Investment Techniques and Practices

    In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.


   Symbols                    X permitted                       -- not permitted
--------------------------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                                          X
   Loans and Other Direct Indebtedness                          --
   Lower Rated Bonds                                             X
   Municipal Bonds                                              --
   Speculative Bonds                                             X
   U.S. Government Securities                                    X
   Variable and Floating Rate Obligations                        X
   Zero Coupon Bonds, Deferred Interest Bonds
    and PIK Bonds                                                X
  Equity Securities                                              X
  Foreign Securities Exposure
   Brady Bonds                                                  --
   Depositary Receipts                                           X
   Dollar-Denominated Foreign Debt Securities                   --
   Emerging Markets                                              X
   Foreign Securities                                            X
  Forward Contracts                                              X
  Futures Contracts                                              X
  Indexed Securities/Structured Products                        --
  Inverse Floating Rate Obligations                             --
  Investment in Other Investment Companies
   Open-End Funds                                                X
   Closed-End Funds                                              X
  Lending of Portfolio Securities                                X
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                                 X
   Options on Futures Contracts                                  X
   Options on Securities                                         X
   Options on Stock Indices                                      X
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                                          X
  Restricted Securities                                          X
  Short Sales                                                   --
  Short Sales Against the Box                                   --
  Short Term Instruments                                         X
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowings                                           X
  Temporary Defensive Positions                                  X
  Warrants                                                       X
  "When-Issued" Securities                                       X

*May be changed only with shareholder approval.

---------------------                            -------------------------------
A p p e n d i x   A                               R e s e a r c h   S e r i e s
---------------------                            -------------------------------


(>) Investment Techniques and Practices

    In pursuing its investment objective and investment policies, the Research Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.


   Symbols                    X permitted                       -- not permitted
--------------------------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                                          X
   Loans and Other Direct Indebtedness                          --
   Lower Rated Bonds                                             X
   Municipal Bonds                                              --
   Speculative Bonds                                             X
   U.S. Government Securities                                    X
   Variable and Floating Rate Obligations                        X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK
    Bonds                                                       --
  Equity Securities                                              X
  Foreign Securities Exposure
   Brady Bonds                                                  --
   Depositary Receipts                                           X
   Dollar-Denominated Foreign Debt Securities                    X
   Emerging Markets                                              X
   Foreign Securities                                            X
  Forward Contracts                                              X
  Futures Contracts                                             --
  Indexed Securities/Structured Products                         X
  Inverse Floating Rate Obligations                             --
  Investment in Other Investment Companies
   Open-End Funds                                                X
   Closed-End Funds                                              X
  Lending of Portfolio Securities                                X
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                                --
   Options on Futures Contracts                                 --
   Options on Securities                                        --
   Options on Stock Indices                                     --
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                                          X
  Restricted Securities                                          X
  Short Sales                                                   --
  Short Sales Against the Box                                    X
  Short Term Instruments                                         X
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowings                                           X
  Temporary Defensive Positions                                  X
  Warrants                                                       X
  "When-Issued" Securities                                      --

*May be changed only with shareholder approval.

-----------------------     ----------------------------------------------------
  A p p e n d i x   A        G r o w t h   W i t h   I n c o m e   S e r i e s
----------------------      ----------------------------------------------------


(>) Investment Techniques and Practices

    In pursuing its investment objective and investment policies, the Growth With Income Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.


   Symbols                    X permitted                       -- not permitted
--------------------------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                   --
    Corporate Asset-Backed Securities                           --
    Mortgage Pass-Through Securities                            --
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                                          X
   Loans and Other Direct Indebtedness                          --
   Lower Rated Bonds                                            --
   Municipal Bonds                                              --
   Speculative Bonds                                            --
   U.S. Government Securities                                   --
   Variable and Floating Rate Obligations                        X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK
    Bonds                                                        X
  Equity Securities                                              X
  Foreign Securities Exposure
   Brady Bonds                                                  --
   Depositary Receipts                                           X
   Dollar-Denominated Foreign Debt Securities                   --
   Emerging Markets                                              X
   Foreign Securities                                            X
  Forward Contracts                                              X
  Futures Contracts                                              X
  Indexed Securities/Structured Products                        --
  Inverse Floating Rate Obligations                             --
  Investment in Other Investment Companies
   Open-End                                                      X
   Closed-End                                                    X
  Lending of Portfolio Securities                                X
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                                --
   Options on Futures Contracts                                 --
   Options on Securities                                        --
   Options on Stock Indices                                     --
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                                          X
  Restricted Securities                                          X
  Short Sales                                                   --
  Short Sales Against the Box                                    X
  Short Term Instruments                                         X
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowings                                           X
  Temporary Defensive Positions                                  X
  Warrants                                                       X
  "When-Issued" Securities                                       X

*May be changed only with shareholder approval.

-----------------------                -----------------------------------------
 A p p e n d i x   A                     T o t a l   R e t u r n   S e r i e s
-----------------------                -----------------------------------------


(>) Investment Techniques and Practices

    In pursuing its investment objective and investment policies, the Total Return Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.


   Symbols                    X permitted                       -- not permitted
--------------------------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                    X
    Corporate Asset-Backed Securities                            X
    Mortgage Pass-Through Securities                             X
    Stripped Mortgage-Backed Securities                          X
   Corporate Securities                                          X
   Loans and Other Direct Indebtedness                           X
   Lower Rated Bonds                                             X
   Municipal Bonds                                               X
   Speculative Bonds                                             X
   U.S. Government Securities                                    X
   Variable and Floating Rate Obligations                        X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK
    Bonds                                                        X
  Equity Securities                                              X
  Foreign Securities Exposure
   Brady Bonds                                                   X
   Depositary Receipts                                           X
   Dollar-Denominated Foreign Debt Securities                    X
   Emerging Markets                                              X
   Foreign Securities                                            X
  Forward Contracts                                              X
  Futures Contracts                                              X
  Indexed Securities/Structured Products                         X
  Inverse Floating Rate Obligations                              X
  Investment in Other Investment Companies
    Open-End Funds                                               X
    Closed-End Funds                                             X
  Lending of Portfolio Securities                                X
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                                 X
   Options on Futures Contracts                                  X
   Options on Securities                                         X
   Options on Stock Indices                                      X
   Reset Options                                                 X
   "Yield Curve" Options                                         X
  Repurchase Agreements                                          X
  Restricted Securities                                          X
  Short Sales                                                   --
  Short Sales Against the Box                                   --
  Short Term Instruments                                         X
  Swaps and Related Derivative Instruments                       X
  Temporary Borrowings                                           X
  Temporary Defensive Positions                                  X
  Warrants                                                       X
  "When-Issued" Securities                                       X

*May be changed only with shareholder approval.

-----------------------                      -----------------------------------
  A p p e n d i x   A                          U t i l i t i e s   S e r i e s
-----------------------                      -----------------------------------


(>) Investment Techniques and Practices

    In pursuing its investment objective and investment policies, the Utilities Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.


   Symbols                    X permitted                       -- not permitted
--------------------------------------------------------------------------------


  Debt Securities
   Asset-Backed Securities                                       X
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities                                    X
    Corporate Asset-Backed Securities                            X
    Mortgage Pass-Through Securities                             X
    Stripped Mortgage-Backed Securities                         --
   Corporate Securities                                          X
   Loans and Other Direct Indebtedness                           X
   Lower Rated Bonds                                             X
   Municipal Bonds                                               X
   Speculative Bonds                                             X
   U.S. Government Securities                                    X
   Variable and Floating Rate Obligations                        X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK
    Bonds                                                        X
  Equity Securities                                              X
  Foreign Securities Exposure
   Brady Bonds                                                   X
   Depositary Receipts                                           X
   Dollar-Denominated Foreign Debt Securities                    X
   Emerging Markets                                              X
   Foreign Securities                                            X
  Forward Contracts                                              X
  Futures Contracts                                              X
  Indexed Securities/Structured Products                         X
  Inverse Floating Rate Obligations                             --
  Investment in Other Investment Companies
   Open-End                                                      X
   Closed-End                                                    X
  Lending of Portfolio Securities                                X
  Leveraging Transactions
   Bank Borrowings                                              --*
   Mortgage "Dollar-Roll" Transactions                          --*
   Reverse Repurchase Agreements                                --*
  Options
   Options on Foreign Currencies                                 X
   Options on Futures Contracts                                  X
   Options on Securities                                         X
   Options on Stock Indices                                      X
   Reset Options                                                --
   "Yield Curve" Options                                        --
  Repurchase Agreements                                          X
  Restricted Securities                                          X
  Short Sales                                                   --
  Short Sales Against the Box                                   --
  Short Term Instruments                                         X
  Swaps and Related Derivative Instruments                      --
  Temporary Borrowings                                           X
  Temporary Defensive Positions                                  X
  Warrants                                                       X
  "When-Issued" Securities                                       X

*May be changed only with shareholder approval.

MFS[RegTM] VARIABLE INSURANCE TRUST(SM)

If you want more information about the trust and its series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated May 1, 2000, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the trust and its series, and make inquiries about the trust and its series, by contacting:

    MFS Service Center, Inc.
    2 Avenue de Lafayette
    Boston, MA 02111-1738
    Telephone: 1-800-343-2829, ext. 3500
    Internet: http://www.mfs.com

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.


    The trust's Investment Company Act file number is 811-8326











                                                   MSG 11/98 224M 90/290/390/890